Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2024
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements reflect the activities of each of the following entities:
Name	Background	Ownership	Principal activities
Raytech Holding Limited (“Raytech”)	● A BVI company ● Incorporated on June 24, 2022	-	Investment holding

Pure Beauty Manufacturing Company Limited (“Pure Beauty”)	● A Hong Kong company ● Incorporated on April 15, 2013	100% owned by Raytech	Engaged in the sourcing and wholesaling of personal care electrical appliances